SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options)(Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Risk-free interest rate	1.41%	1.61%	1.35%
Expected life of options	4 years 7 months 13 days	4 years 9 months	4 years 9 months
Expected volatility	35.67%	45.29%	68.13%
Expected dividend yield	0.00%	0.00%	0.00%